Fees Summary	May 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 50,000,000.00
Previously Paid Amount	6,476.89
Total Fee Amount	6,905.00
Total Offset Amount	0.00
Net Fee	$ 428.11
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A